Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2012	Nov. 24, 2012
Document and Entity Information:
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	10-K
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		12,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 0

Condensed Balance Sheets (USD $)	Aug. 31, 2012	Aug. 31, 2011
Cash	$ 379	$ 157
Total current assets	379	157
Total assets	379	157
Accrued liabilities	4,375	4,375
Payable to affiliates	29,532	18,627
Total current liabilities	33,907	23,002
Common Stock: Paid-In Capital, Par Value $0.0001 per Share, 75,000,000 Shares Authorized,	1,200	1,200
Additional paid in capital	800	800
Deficit accumulated during development stage	(35,527)	(24,845)
Total shareholders' equity	(33,527)	(22,845)
Total liabilities and stockholders' equity (deficit)	$ 379	$ 157

Condensed Balance Sheets Parenthetical (USD $)	Aug. 31, 2012	Aug. 31, 2011
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	75,000,000	75,000,000
Common stock shares issued	12,000,000	12,000,000

Condensed Statements of Operations (USD $)	12 Months Ended		43 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
General and administrative	$ 10,682	$ 10,818	$ 34,527
General and administrative - Related Party		1,000	1,000
Total expenses	10,682	11,818	35,527
Net income (loss)	$ (10,682)	$ (11,818)	$ (35,527)
Net loss per common share - basic and diluted	$ 0	$ 0
Weighted-average common shares outstanding - basic and diluted	12,000,000	12,000,000

Condensed Statement of Shareholders' Equity (USD $)	Common Stock	Excess of par	Deficit accumulated during development stage	Total
Balance at Jan. 28, 2009
Sale of common shares to founder for cash on May 29, 2009	$ 1,200	$ 800		$ 2,000
Net loss			(3,911)
Balance at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Balance - Shares at Aug. 31, 2009	12,000,000
Net loss			(9,117)
Balance at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Balance - Shares at Aug. 31, 2010	12,000,000
Net loss			(11,818)	(11,818)
Balance at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Balance - Shares at Aug. 31, 2011	12,000,000
Net loss			(10,682)	(10,682)
Balance at Aug. 31, 2012	$ 1,200	$ 800	$ (35,527)	$ (33,527)
Balance - Shares at Aug. 31, 2012	12,000,000

Condensed Statements of Cash Flows (USD $)	12 Months Ended		43 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Net loss	$ (10,682)	$ (11,818)	$ (35,527)
Increase (decrease) in Accrued Payables		2,625	4,375
Net cash flows used in operating activities	(10,682)	(9,193)	(31,152)
Issuance of Common Stock			2,000
Advances/Loans from Affiliates	10,905	8,654	29,532
Net cash flows provided by financing activities	10,905	8,654	31,532
Net increase (decrease) in cash	223	(539)	379
Cash - beginning of period	157	696
Cash - end of period	379	157	379
Interest
Income Taxes

Organization and Description of Business	12 Months Ended
Aug. 31, 2012
Accounting Policies
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Essense Water, Inc. (the "Company"), was incorporated on January 29, 2009, under the laws of the State of Nevada. The Company is a development-stage company, established to develop, produce, and market a water-based consumer beverage. It has elected a fiscal year end of August 31.

The Company's authorized share capital consists of 75,000,000 shares of common stock, $0.0001 par value per share. At August 31, 2012 and 2011, the Company has 12,000,000 shares of its common stock issued and outstanding.

Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2012
Accounting Policies
Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF ACCOUNTING

The Company's financial statements are prepared using the accrual method of accounting. The Company has elected an August 31, yearend.

B. BASIC EARNINGS PER SHARE

ASC No. 260, "Earnings Per Share", specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. The Company has adopted the provisions of ASC No.

260.

Basic net loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

C. CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

D. USE OF ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In accordance with ASC No. 250 all adjustments are normal and recurring.

E. INCOME TAXES

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carryforwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

F. REVENUE

The Company records revenue on the accrual basis when all goods and services have been performed and delivered, the amounts are readily determinable, and collection is reasonably assured. The Company has not generated any revenue since its inception.

G. ADVERTISING

The Company will expense its advertising when incurred. There have been no advertising costs since inception.

H. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company's management has evaluated all recent accounting pronouncements since the date of the last audit through the issuance date of these financial statements. In the Company's opinion, none of the recent accounting pronouncements will have a material effect on the financial statements.

Going Concern	12 Months Ended
Aug. 31, 2012
Organization, Consolidation and Presentation of Financial Statements
Going Concern Note

NOTE 3. GOING CONCERN

The accompanying financial statements have been prepared assuming that the

Company will continue as a going concern. As discussed in the notes to the financial statements, the Company has no established source of revenue. This raises substantial doubt about the Company's ability to continue as a going concern. Without realization of additional capital, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

The Company's activities to date have been supported by equity financing by its founder. It has sustained losses in all reporting periods, with an inception to date loss of $35,527 as of August 31, 2012. Management is presently providing the required working capital to the Company to facilitate and pursue its business plan.

Warrants and Options	12 Months Ended
Aug. 31, 2012
Disclosure Text Block
Derivatives and Fair Value	NOTE 4. WARRANTS AND OPTIONS There are no warrants or options outstanding to acquire any additional shares of common stock.

Related Party Transactions	12 Months Ended
Aug. 31, 2012
Related Party Transactions
Related Party Transactions Disclosure

NOTE 5. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of August 31, 2012 and 2011, the amounts owing the sole officer and director were $29,532 and $18,627, respectively. These amounts are payable on demand and are non-interest bearing.

The Company's sole officer and director has received and is owed no salary.

The Company neither owns nor leases any real or personal property.

The sole officer and director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities as they become available. Thus he may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

During the year ended August 31, 2011, the Company paid a total of $1,000 to its legal counsel, Mr. Jeffrey Nichols, who is the brother of Kevin Nichols. During the year ended August 31, 2012, there was $0 paid to Jeff Nichols.

Income Taxes	12 Months Ended
Aug. 31, 2012
Income Tax Disclosure
Income Tax Disclosure

NOTE 6. INCOME TAXES

As of August 31,

	2012	2011
Deferred tax assets:
Net operating tax carryforwards	$ 35,527	$ 24,845
Other	-	-

Gross deferred tax assets	35,527	24,845
Valuation allowance	(35,527)	(24,845)

Net deferred tax assets	$ -	$ -

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

Net Operating Losses	12 Months Ended
Aug. 31, 2012
Net Operating Losses:
Net Operating Losses

NOTE 7. NET OPERATING LOSSES

As of August 31, 2012, the Company has a net operating loss carryforward of approximately $35,527. Net operating loss carryforward expires 20 years from the date the loss was incurred.

Stock Transactions	12 Months Ended
Aug. 31, 2012
Stockholders' Equity Note
Stockholders' Equity Note Disclosure

NOTE 8. STOCK TRANSACTIONS

The stockholders' equity section of the Company contains the following classes of capital stock as of August 31:

Common  stock, $0.0001 par value: 75,000,000 shares authorized; 12,000,000 shares issued and outstanding as of August 31, 2012 and 2011.

On May 29, 2009 the Company issued a total of 12,000,000 shares of common stock to its sole officer/director for cash at $0.00017 per share for total proceeds of $2,000.

Subsequent Events	12 Months Ended
Aug. 31, 2012
Subsequent Events
Subsequent Events	NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued, and determined there are no other subsequent events to be reported.